STOCK (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
STOCK
Schedule of estimated fair value
Stock Price	$0.0028
Exercise Price	$0.03
Expected Remaining Term	3 years
Volatility	234%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%

Stock Price	$0.0125
Exercise Price	$0.070
Expected Remaining Term	2.68 years
Volatility	302%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	0.01%

Schdule of estimated fair value of warrant
Stock Price	$0.0016 to 0.00165
Exercise Price	$0.003
Expected Remaining Term	5 years
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.88to2.96%